Share-based payments - Summary of number and weighted average exercise prices (WAEP) of, and movements in, share options (Detail)		12 Months Ended
		Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / USD $ / shares
Disclosure Of Number And Weighted Average Exercise Price Of Share Options [Abstract]
Outstanding as of beginning of period/year		10,540,228	9,124,109	5,668,825
Granted during the period/year | shares		513,379	1,416,119	3,455,284
Cancelled during the year	[1]	(1,188,362)	0	0
At the end of the period/year | shares		9,865,245	10,540,228	9,124,109
Outstanding as of beginning of period/year		$ 5.15	$ 4.85	$ 6.07
Granted during the period/year		17.83	7.05	2.85
Cancelled during the year	[1]	3.68	0	0
At the end of the period/year		$ 5.98	$ 5.15	$ 4.85

[1]	Related to stock options annulled or cancelled for the year, which do not necessarily coincide with the options exercised.